Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances with banks		R$ 108,601,632	R$ 107,602,594
Financial assets at fair value through profit or loss		336,560,965	275,986,689
Financial assets at fair value through other comprehensive income		193,516,537	185,841,975
Financial assets at amortized cost
- Loans and advances to financial institutions, net of provision for losses		83,426,816	191,424,731
- Loans and advances to customers, net of provision for losses		573,032,622	473,637,358
- Securities, net of provision for losses		178,819,275	179,623,894
- Other financial assets		64,411,451	52,416,117
Non-current assets held for sale		1,196,272	1,202,488
Investments in associates and joint ventures		7,557,566	7,386,840
Premises and equipment, net	[1]	13,513,105	14,071,129	[2]
Intangible assets and goodwill, net		14,911,007	14,669,464
Taxes to be offset		13,286,829	15,330,420
Deferred income tax assets		78,743,461	76,984,262
Other assets		7,994,655	8,475,829
Total assets		1,675,572,193	1,604,653,790
Liabilities at amortized cost
- Deposits from banks		279,009,280	267,280,167
- Deposits from customers		569,726,250	545,292,743
- Securities issued		166,228,542	144,903,825
- Subordinated debts		54,451,077	53,246,232
- Other financial liabilities		86,407,304	75,528,047
Financial liabilities at fair value through profit or loss		14,265,283	18,697,682
Provision for Expected Credit Loss
- Loan Commitments		3,315,190	3,859,316
- Financial guarantees		2,066,167	2,318,930
Insurance technical provisions and Pension Plans		286,386,634	279,465,384
Other reserves		25,536,619	25,582,923
Current income tax liabilities		2,059,223	1,596,284
Deferred income tax liabilities		208,035	1,249,650
Other liabilities		35,683,882	39,515,233
Total liabilities		1,525,343,486	1,458,536,416
Shareholders’ equity
Capital		83,100,000	79,100,000
Treasury shares		(666,702)	(440,514)
Capital reserves		35,973	35,973
Profit reserves		67,250,114	58,985,029
Additional paid-in capital		70,496	70,496
Other comprehensive income		(1,005,569)	8,103,343
Retained earnings		992,525	(234,109)
Equity attributable to shareholders of the parent		149,776,837	145,620,218
Non-controlling interest		451,870	497,156
Total equity		150,228,707	146,117,374
Total equity and liabilities		R$ 1,675,572,193	R$ 1,604,653,790

[1]	It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.
[2]	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and